Revenue recognition and operating segments - Revenue and non-current assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas
Revenue	£ 3,714	£ 2,957	£ 2,803
Non-current assets	8,472	2,879	2,623
UK
Disclosure of geographical areas
Revenue	296	292	260
Non-current assets	192	180	176
Overseas countries
Disclosure of geographical areas
Revenue	3,418	2,665	2,543
USA
Disclosure of geographical areas
Revenue	1,786	1,240	1,153
Non-current assets	7,033	1,768	1,550
France
Disclosure of geographical areas
Revenue	338	306	310
Non-current assets	268	234	249
Australia
Disclosure of geographical areas
Revenue	166	149	132
Non-current assets	132	120	114
India
Disclosure of geographical areas
Revenue	58	54	49
Non-current assets	83	81	82
Spain
Disclosure of geographical areas
Revenue	56	46	44
Non-current assets	76	42	41
Other Countries
Disclosure of geographical areas
Revenue	1,014	870	855
Non-current assets	£ 688	£ 454	£ 411